Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 59,673	$ 42,353
Marketing Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	29,957	25,484
Unbilled Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	10,742	8,513
Other Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 18,974	$ 8,356